Share-based Payments - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 31, 2021 USD ($) shares	Dec. 21, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, total weighted average grant-date fair value granted | $ / shares				$ 2.04	$ 0.78		$ 0.74
Restricted shares,Aggregate Fair value			¥ 90,121	$ 14,142,000		¥ 91,683		¥ 19,580
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	1 year
Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period			79,224	$ 12,432,000		906,120		308,665
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares				$ 2.80	1.16		0.65
Share based compensation by share based payment arrangement aggregatte fair value of shares vested during the period			51,892	$ 8,143,000		44,135		36,060
Share based compensation by share based payment arrangement unrecognised compensation			¥ 119,582						$ 18,765,000
Share based compensation by share based payment arrangement unrecognized compensation recognition period			1 year 4 months 28 days	1 year 4 months 28 days
Share Options Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised												209,750,000
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period			¥ 1,561	$ 245,000		3,230
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares				$ 2.80
Share based compensation by share based payment arrangement unrecognized compensation recognition period			1 year 10 months 9 days	1 year 10 months 9 days
Share based compensation by share based payment arrangement unrecognised compensation			¥ 315,641						49,531,000
Number of options - Exercised			29,906,941	29,906,941
Share based compensation by share based payment arrangement awards granted			12,292,710	12,292,710
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement unrecognized compensation recognition period	2 years
Share based compensation by share based payment arrangement unrecognised compensation										¥ 101,871	$ 15,986,000
Restricted shares, Number of shares Granted	11,684,432
Restricted shares,Aggregate Fair value | $	$ 2,278,360,000
Camelot Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period			3 years	3 years
Share based compensation by share based payment arrangement unrecognized compensation recognition period			1 year 8 months 1 day	1 year 8 months 1 day
Share based compensation by share based payment arrangement unrecognised compensation			¥ 95,165						14,933,000
2013 Share Award Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised												215,376,304
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares				$ 0.31	$ 0.31		$ 0.30
Share based compensation by share based payment arrangement aggregatte fair value of shares vested during the period			¥ 16,192	$ 2,541,000		¥ 15,981		¥ 0
Share based compensation by share based payment arrangement unrecognized compensation recognition period			1 year 1 month 28 days	1 year 1 month 28 days
Share based compensation by share based payment arrangement unrecognised compensation			¥ 12,898						$ 2,024,000
Number of options - Exercised		0	8,081,820	8,081,820
Restricted shares, Number of shares Granted			29,076,828	29,076,828
Restricted shares, total weighted average grant-date fair value granted | $ / shares				$ 2.04
2021 Share Award Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised												209,216,310
Share based compensation by share based payment arrangement awards granted			0	0